OLD WESTBURY FUNDS, INC.

(the “Corporation”)

Old Westbury Small & Mid Cap Strategies Fund
(the “Fund”)

Supplement dated February 20, 2025 to the
Prospectus dated February 15, 2025

This Supplement updates, and should be read in conjunction with, the information provided in the Fund’s Prospectus dated February 15, 2025.

Important Notice Regarding Sub-Advisers and Portfolio Managers

At a meeting held on February 20, 2025, the Board of Directors of the Corporation approved the termination of the sub-advisory agreement among Artisan Limited Partnership (“Artisan”), Bessemer Investment Management LLC, and the Corporation, on behalf of the Fund.

Effective as of the close of business on February 27, 2025, Artisan will no longer serve as sub-adviser to the Fund. Accordingly, as of the close of business on February 27, 2025, all references and information with regard to Artisan with respect to the Fund, including Artisan’s portfolio managers for the Fund, are deleted.

Effective immediately, Polunin Capital Partners Limited (“Polunin”) will employ an international value strategy with respect to a portion of the Fund allocated by the Adviser. In connection with this, effective immediately, Messrs. Omar Hegazi and Aleksandrs Babikov will join Mr. Polunin as portfolio managers of the portions of the Fund managed by Polunin.

Accordingly, effective immediately:

•	The following paragraph replaces the last paragraph under the section entitled “Old Westbury Small & Mid Cap Strategies Fund–Management of the Fund – Portfolio Managers and Sub-Advisers” on page 14 in the Prospectus:

Polunin Capital Partners Limited (“Polunin”) is responsible for the day-to-day management of a portion of the Fund’s portfolio subject to the oversight of the Adviser. Polunin’s portion of the Fund has been managed by Mr. Douglas Polunin since September 5, 2017, and Messrs. Omar Hegazi and Aleksandrs Babikov since February 20, 2025.

•	The following paragraphs are added after the eleventh paragraph of the section entitled “WHO MANAGES THE FUNDS? – Portfolio Managers – Small & Mid Cap Strategies Fund” on page 63 in the Prospectus:

Mr. Omar Hegazi has been a Portfolio Manager at Polunin since 2015 and a member of the investment team since 2008. He is a Lead Portfolio Manager of Polunin’s International Value Strategy. Mr. Hegazi graduated from the University of Oxford with a Bachelor of Arts degree in Philosophy, Politics, and Economics.

Mr. Aleksandrs Babikovs is a Portfolio Manager and has been a member of the Polunin investment team since 2011. He is a Lead Portfolio Manager of Polunin’s International Value Strategy. Prior to joining Polunin, Mr. Babikovs worked in trading and research at Renesource Capital and as a trader at Citadele Bank (formerly Parex Bank). Mr. Babikovs graduated from the University of Latvia with a Bachelors degree in Finance.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

OWF-A21-SUPP0225	Old Westbury Funds, Inc.

OLD WESTBURY FUNDS, INC.

(the “Corporation”)

Old Westbury Small & Mid Cap Strategies Fund
(the “Fund”)

Supplement dated February 20, 2025 to the
Statement of Additional Information dated February 15, 2025

This Supplement updates, and should be read in conjunction with, the information provided in the Fund’s Statement of Additional Information (“SAI”) dated February 15, 2025.

Important Notice Regarding Sub-Advisers and Portfolio Managers

At a meeting held on February 20, 2025, the Board of Directors of the Corporation approved the termination of the sub-advisory agreement among Artisan Limited Partnership (“Artisan”), Bessemer Investment Management LLC, and the Corporation, on behalf of the Fund.

Effective as of the close of business on February 27, 2025, Artisan will no longer serve as sub-adviser to the Fund. Accordingly, as of the close of business on February 27, 2025, all references and information with regard to Artisan with respect to the Fund, including Artisan’s portfolio managers for the Fund, are deleted.

Effective immediately, Polunin Capital Partners Limited (“Polunin”) will employ an international value strategy with respect to a portion of the Fund allocated by the Adviser. In connection with this, effective immediately, Messrs. Omar Hegazi and Aleksandrs Babikov will join Mr. Polunin as portfolio managers of the portions of the Fund managed by Polunin.

Accordingly, effective immediately:

•	The following changes are made under the section entitled “WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS? – INVESTMENT ADVISER AND SUB-ADVISERS – Additional Portfolio Manager Information”:

o	The table under the heading “Other Accounts Managed by Portfolio Managers” beginning on page 44 in the SAI is modified by adding Omar Hegazi and Aleksandrs Babikovs under “Small & Mid Cap Strategies Fund”:

Portfolio Manager	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Omar Hegazi*	0	$0	0	$0	0	$0
Aleksandrs Babikovs*	0	$0	0	$0	0	$0

* As of February 3, 2025

o	The table under the heading “Other Accounts Managed by Portfolio Managers – Accounts and Assets for which an Investment Advisory Fee is Based on Performance” beginning on page 47 in the SAI is modified by adding Omar Hegazi and Aleksandrs Babikovs under “Small & Mid Cap Strategies Fund”:
Portfolio Manager	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Omar Hegazi*	0	$0	0	$0	0	$0
Aleksandrs Babikovs*	0	$0	0	$0	0	$0

* As of February 3, 2025

o	The table under the heading “Ownership of Securities” beginning on page 49 is modified to by adding Omar Hegazi and Aleksandrs Babikovs under “Polunin”:

	All Cap Core Fund	Large Cap Strategies Fund	Fixed Income Fund	Municipal Bond Fund	Short-Term Bond Fund	Small & Mid Cap Strategies Fund	Credit Income Fund
Omar Hegazi*	None	None	None	None	None	None	None
Aleksandrs Babikovs*	None	None	None	None	None	None	None

* As of February 3, 2025

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE